Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases
	December 31, 2017
	RMB	US$
Operating lease commitments	143	22